Accrued Expenses (Details) - Schedule of accrued expenses - EQRx, INC. [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses (Details) - Schedule of accrued expenses [Line Items]
External research and development	$ 11,567	$ 9,870
Accrued professional services	2,187	723	$ 116
Accrued consulting	1,256	334	424
Accrued compensation	4,874	120	524
Other	300	118	50
Total accrued expenses	$ 20,184	$ 11,165	$ 1,114